Form N-CSR Cover	12 Months Ended
May 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Large Cap Focus Growth Fund, Inc
Entity Central Index Key	0001097293
Document Period End Date	May 31, 2024